STOCKHOLDERS' DEFICIENCY	6 Months Ended
Jun. 30, 2012
Disclosure Stockholders Deficiency Additional Information [Abstract]
STOCKHOLDERS - DEFICIENCY

NOTE 9 – STOCKHOLDERS’ DEFICIENCY

During the six-month period ended June 30, 2012, the Company issued:

•	1,100,251 shares of ABHD common stock for the conversion of 206,667 shares AbTech Series A preferred stock as allowed under the terms of the Merger Agreement.
•	221,657 shares of ABHD common stock for the conversion of two convertible notes issued by AbTech in 2006 and 2008 with an aggregate principal amount of $125,000;
•	368,227 shares of ABHD common stock for the conversion of two promissory notes issued by ABHD in a private offering in July 2011, for principal and interest totaling $220,936; and
•	157,544 shares of ABHD common stock for the conversion of three Secured Notes issued by ABHD in the September Offering for principal and interest totaling $110,280.

Paid-in capital for the six-months ended June 30, 2012 was also affected by a $205,260 charge for the value of stock based compensation attributable to options and warrants vesting during the period and a charge of $1,200,433 for the beneficial conversion feature imputed on the Secured Notes sold by the Company during the period, which had a conversion price less than the market price of ABHD common stock at the date of issuance.